Statement of Changes in Shareholders’ Equity (Parentheticals) - Class A Ordinary Shares	4 Months Ended
Dec. 31, 2020 shares
Sale of units, net of underwriting discounts	25,000,000
Sale of private placement warrants	4,666,667